BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and extension of Planta Arauco (MAPA) project in Chile and to the Grayling project in the United States.

	January - December
	2020	2019
	ThU.S.$	ThU.S.$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.61%	4.46%
Amount of the capitalized interest cost, property, plant and equipment	40,530	24,767